UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Brian E. Langenfeld, Attorney and Assistant Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1722

Date of fiscal year end: 	December 31

Date of reporting period: 	March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Income Securities Trust

3.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2005 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Bonds 58.17%                                                                                                        $152,934,205
(Cost $152,949,849)

Aerospace & Defense 0.44%                                                                                              1,148,160
Raytheon Co.,
Note                                                                  8.300   03-01-2010   BBB-            1,000       1,148,160

Agricultural Products 0.83%                                                                                            2,174,033
Bunge Ltd Finance Corp.,
Gtd Note (L)                                                          4.375   12-15-2008   BBB             1,250       1,232,014
Corn Products International, Inc.,
Sr Note                                                               8.450   08-15-2009   BBB-              835         942,019

Airlines 1.20%                                                                                                         3,144,126
American Airlines, Inc.,
Pass Thru Ctf Ser 2001-2 (L)                                          7.858   10-01-2011   A-              1,000       1,021,580
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A                                             6.545   02-02-2019   A-              1,552       1,513,982
Pass Thru Ctf Ser 2000-2 Class B (L)                                  8.307   10-02-2019   BBB-              515         443,004
Jet Equipment Trust,
Equip Trust Ctf Ser 1995-B2 (B)(H)(S)                                10.910   08-15-2014   D                 550           2,750
Northwest Airlines Corp.,
Pass Thru Ctf Ser 1996-1D                                             8.970   01-02-2015   CCC+              257         162,810

Apparel Retail 0.23%                                                                                                     599,331
Gap, Inc. (The),
Note (L)                                                              9.800   12-15-2008   BBB-              515         599,331

Asset Management & Custody Banks 0.57%                                                                                 1,506,689
Rabobank Capital Fund II,
Perpetual Bond (5.260% to 12-31-13 then
variable) (S)                                                         5.260   12-29-2049   AA              1,500       1,506,689

Auto Parts & Equipment 0.17%                                                                                             445,984
American Axle & Manufacturing, Inc.,
Sr Note                                                               5.250   02-11-2014   BBB               500         445,984

Brewers 0.36%                                                                                                            957,829
Fosters Financial Corp.,
Note (S)                                                              4.875   10-01-2014   BBB+            1,000         957,829

Broadcasting & Cable TV 1.47%                                                                                          3,875,223
AT&T Broadband Corp.,
Gtd Note                                                              8.375   03-15-2013   BBB             1,020       1,211,998
British Sky Broadcasting Group Plc,
Gtd Sr Note (United Kingdom)                                          8.200   07-15-2009   BBB-              945       1,065,636
TCI Communications, Inc.,
Sr Deb                                                                9.800   02-01-2012   BBB               860       1,077,959
XM Satellite Radio, Inc.,
Sr Sec Note, Step Coupon (Zero to 12-31-05 then
14.000%) (O)                                                           Zero   12-31-2009   CCC+              509         519,630

Building Products 0.80%                                                                                                2,098,454
Pulte Homes, Inc.,
Sr Note                                                               6.250   02-15-2013   BBB-            1,000       1,031,033
Toll Brothers, Inc.,
Gtd Sr Note                                                           6.875   11-15-2012   BBB-            1,000       1,067,421

Casinos & Gaming 1.09%                                                                                                 2,876,955
Chukchansi Economic Development Auth.,
Sr Note (G)(S)                                                       14.500   06-15-2009   CCC+              500         615,000
Harrah's Operating Co., Inc.,
Gtd Sr Note                                                           8.000   02-01-2011   BBB-              765         868,098
Gtd Sr Note                                                           5.500   07-01-2010   BBB-              755         768,057
Waterford Gaming, LLC,
Sr Note (S)                                                           8.625   09-15-2012   B+                596         625,800

Commodity Chemicals 0.52%                                                                                              1,361,051
RPM International, Inc.,
Sr Note                                                               6.250   12-15-2013   BBB             1,300       1,361,051

Consumer Finance 3.05%                                                                                                 8,012,320
Capital One Financial Corp.,
Sr Note                                                               6.250   11-15-2013   BBB-            1,000       1,057,123
CIT Group, Inc.,
Sr Note                                                               5.000   02-13-2014   A                 750         737,083
Ford Motor Credit Co.,
Note                                                                  7.375   10-28-2009   BBB-            1,625       1,632,101
General Motors Acceptance Corp.,
Note                                                                  7.250   03-02-2011   BBB-            2,550       2,367,540
Household Finance Corp.,
Note                                                                  6.375   10-15-2011   A                 645         696,794
HSBC Finance Corp.,
Sr Note                                                               6.750   05-15-2011   A               1,390       1,521,679

Department Stores 0.30%                                                                                                  788,500
Penney J.C. Co., Inc.,
Deb                                                                   7.650   08-15-2016   BB+               830         788,500

Diversified Banks 1.77%                                                                                                4,666,638
Bank of New York,
Cap Security (S)                                                      7.780   12-01-2026   A-                650         700,986
Barclays Bank Plc,
Perpetual Bond (6.860% to 06-15-32 then
variable) (United Kingdom) (S)                                        6.860   09-29-2049   A+              1,600       1,791,302
Chuo Mitsui Trust & Banking Co.,
Perpetual Sub Note (5.506% to 04-15-15 then
variable) (Japan) (S)                                                 5.506   12-01-2049   Baa2              390         372,906
Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to 09-30-31 then
variable) (United Kingdom)                                            7.648   08-29-2049   A                 650         798,597
Wachovia Corp.,
Sub Note                                                              5.250   08-01-2014   A-              1,000       1,002,847

Diversified Chemicals 1.26%                                                                                            3,309,681
NOVA Chemicals Corp.,
Med Term Note (Canada)                                                7.400   04-01-2009   BB+             2,045       2,162,588
Potash Corp. of Saskatchewan, Inc.,
Note (Canada)                                                         7.750   05-31-2011   BBB+            1,000       1,147,093

Diversified Commercial Services 0.75%                                                                                  1,972,501
Hutchison Whampoa International Ltd.,
Gtd Note (United Kingdom) (S)                                         6.500   02-13-2013   A-                750         791,580
Noble Group Ltd.,
Sr Note (Bermuda) (S)                                                 6.625   03-17-2015   BB+             1,000         929,046
Sotheby's Holdings, Inc.,
Note                                                                  6.875   02-01-2009   BB-               250         251,875

Diversified Financial Services 0.98%                                                                                   2,585,189
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond                                             9.000   06-01-2017   BB+               513         599,030
Glencore Funding LLC,
Gtd Note (S)                                                          6.000   04-15-2014   BBB             1,380       1,312,373
St. George Funding Co.,
Perpetual Bond (8.485% to 06-30-17 then
variable) (Australia) (S)                                             8.485   12-31-2049   BBB+              615         673,786

Electric Utilities 6.26%                                                                                              16,449,354
AES Eastern Energy, L.P.,
Pass Thru Ctf Ser 1999-A                                              9.000   01-02-2017   BB+               387         445,578
BVPS II Funding Corp.,
Collateralized Lease Bond                                             8.890   06-01-2017   BB+               700         826,742
El Paso Electric Co.,
1st Mtg Ser E                                                         9.400   05-01-2011   BBB             1,000       1,087,831
Empresa Electrica Guacolda S.A.,
Sr Sec Note (Chile) (S)                                               8.625   04-30-2013   BBB-              850         934,487
Exelon Generation Co., LLC,
Sr Note                                                               5.350   01-15-2014   A-              1,000       1,003,666
FPL Energy National Wind,
Sec Note (S)                                                          5.608   03-10-2024   BBB-              400         395,404
HQI Transelect Chile S.A.,
Sr Note (Chile)                                                       7.875   04-15-2011   A-              1,230       1,406,837
Indiantown Cogeneration, L.P.,
1st Mtg Note Ser A-9                                                  9.260   12-15-2010   BB+               511         561,470
IPALCO Enterprises, Inc.,
Sr Sec Note                                                           8.625   11-14-2011   BB-               325         372,938
Midland Funding Corp. II,
Deb Ser B                                                            13.250   07-23-2006   BB-             2,225       2,396,007
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico) (S)                                              9.625   11-15-2009   BBB-              514         581,184
PNPP II Funding Corp.,
Deb                                                                   9.120   05-30-2016   BB+               491         575,855
PPL Capital Funding,
Gtd Sr Note Ser A                                                     4.330   03-01-2009   BBB-              500         486,457
System Energy Resources, Inc.,
Sec Bond (S)                                                          5.129   01-15-2014   BBB               449         438,989
TransAlta Corp.,
Note (Canada)                                                         5.750   12-15-2013   BBB-            2,000       2,034,556
TXU Corp.,
Note (S)                                                              6.500   11-15-2024   BBB-            1,020         974,721
Sec Bond                                                              7.460   01-01-2015   BBB               638         684,452
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond                                             8.090   01-02-2017   BBB-            1,149       1,242,180

Electrical Components & Equipment 1.09%                                                                                2,861,164
AMETEK, Inc.,
Sr Note                                                               7.200   07-15-2008   BBB             1,500       1,601,436
Jabil Circuit, Inc.,
Sr Note (L)                                                           5.875   07-15-2010   BB+             1,220       1,259,728

Food Retail 1.18%                                                                                                      3,090,097
Ahold Finance USA, Inc.,
Gtd Sr Note                                                           6.875   05-01-2029   BB-               280         266,000
Ahold Lease USA, Inc.,
Gtd Pass Thru Ctf Ser 2001A-1                                         7.820   01-02-2020   BB                931       1,001,691
Delhaize America, Inc.,
Gtd Note                                                              9.000   04-15-2031   BB+             1,500       1,822,406

Foreign Government 0.61%                                                                                               1,603,688
Colombia, Republic of,
Note (Colombia)                                                      10.000   01-23-2012   BB                750         810,000
Mexican States, United,
Global Med Term Note Ser A (Mexico)                                   6.375   01-16-2013   BBB-              765         793,688

Gas Utilities 0.21%                                                                                                      550,637
NorAm Energy Corp.,
Deb                                                                   6.500   02-01-2008   BBB               525         550,637

Health Care Facilities 0.38%                                                                                           1,012,127
HCA, Inc.,
Note                                                                  8.750   09-01-2010   BB+               900       1,012,127

Health Care Services 0.57%                                                                                             1,491,286
Wellpoint, Inc.,
Note (S)                                                              5.000   12-15-2014   BBB+            1,520       1,491,286

Highways & Railtracks 0.76%                                                                                            1,997,090
CSX Corp.,
Sr Note                                                               4.875   11-01-2009   BBB             2,000       1,997,090

Hotels, Resorts & Cruise Lines 1.08%                                                                                   2,834,699
Hyatt Equities LLC,
Note (S)                                                              6.875   06-15-2007   BBB             1,060       1,094,774
Meditrust,
Note                                                                  7.000   08-15-2007   BB-             1,710       1,739,925

Industrial Conglomerates 0.23%                                                                                           598,926
Vedanta Resources Plc,
Sr Note (United Kingdom) (S)                                          6.625   02-22-2010   BB                620         598,926

Industrial Machinery 1.10%                                                                                             2,890,993
Kennametal, Inc.,
Sr Note                                                               7.200   06-15-2012   BBB             1,405       1,552,559
Manitowoc Co., Inc., (The)
Sr Note                                                               7.125   11-01-2013   B+                500         515,000
Trinity Industries Leasing Co.,
Pass Thru Ctf (S)                                                     7.755   02-15-2009   Ba1               780         823,434

Insurance Brokers 0.59%                                                                                                1,554,070
Marsh & McLennan Cos., Inc.,
Sr Note (L)                                                           5.375   03-15-2007   BBB             1,530       1,554,070

Integrated Oil & Gas 1.23%                                                                                             3,226,961
Amerada Hess Corp.,
Note                                                                  7.125   03-15-2033   BBB-              510         567,129
Pemex Project Funding Master Trust,
Gtd Note (Mexico)                                                     9.125   10-13-2010   BBB-            1,115       1,287,825
Petro-Canada,
Deb (Canada)                                                          9.250   10-15-2021   BBB             1,000       1,372,007

Integrated Telecommunication Services 4.29%                                                                           11,284,205
AT&T Corp.,
Med Term Note                                                         8.350   05-15-2025   BB+               500         517,500
Sr Note                                                               9.050   11-15-2011   BB+               980       1,113,525
Bellsouth Corp.,
Bond                                                                  5.200   09-15-2014   A                 350         346,237
Deb                                                                   6.300   12-15-2015   A               1,155       1,217,279
Deutsche Telekom International Finance B.V.,
Bond (Coupon rate step up/down on rating)
(Netherlands)                                                         8.500   06-15-2010   BBB+            1,005       1,155,830
Qwest Capital Funding, Inc.,
Gtd Note (L)                                                          7.000   08-03-2009   B               1,000         937,500
SBC Communications, Inc.,
Note                                                                  5.100   09-15-2014   A                 870         847,972
Sprint Capital Corp.,
Gtd Sr Bond                                                           7.625   01-30-2011   BBB-            1,000       1,113,111
Note                                                                  6.875   11-15-2028   BBB-              820         877,885
Telecom Italia Capital,
Gtd Note (Luxembourg) (S)                                             4.950   09-30-2014   BBB+            1,500       1,436,859
Telefonos de Mexico, S.A. de C.V.,
Note (Mexico)                                                         4.500   11-19-2008   BBB-            1,750       1,720,507

Investment Banking & Brokerage 0.86%                                                                                   2,263,826
Merrill Lynch & Co.,
Med Term Note Ser C                                                   5.000   01-15-2015   A+              1,500       1,453,650
Mizuho Financial Group Cayman Ltd.,
Gtd Note (Cayman Islands)                                             8.375   12-29-2049   A2                750         810,176

IT Consulting & Other Services 0.16%                                                                                     419,750
NCR Corp.,
Note                                                                  7.125   06-15-2009   BBB-              390         419,750

Metal & Glass Containers 0.20%                                                                                           528,750
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note                                                           8.250   05-15-2013   B                 500         528,750

Multi-Line Insurance 0.44%                                                                                             1,150,824
Assurant, Inc.,
Sr Note                                                               6.750   02-15-2034   BBB+              510         553,232
Massachusetts Mutual Life Insurance Co.,
Surplus Note (S)                                                      7.625   11-15-2023   AA                485         597,592

Multi-Media 0.77%                                                                                                      2,028,805
News America Holdings, Inc.,
Gtd Sr Deb                                                            8.250   08-10-2018   BBB-              540         652,331
Time Warner, Inc.,
Deb                                                                   9.125   01-15-2013   BBB+            1,114       1,376,474

Multi-Utilities & Unregulated Power 1.23%                                                                              3,243,935
CalEnergy Co., Inc.,
Sr Bond                                                               8.480   09-15-2028   BBB-              550         719,102
Duke Capital LLC,
Sr Note                                                               8.000   10-01-2019   BBB-              470         557,592
Salton Sea Funding Corp.,
Sr Sec Note Ser C                                                     7.840   05-30-2010   BB+             1,841       1,967,241

Office Services & Supplies 1.19%                                                                                       3,131,163
Office Depot, Inc.,
Sr Note                                                               6.250   08-15-2013   BBB-            2,000       2,092,474
Steelcase, Inc.,
Sr Note                                                               6.375   11-15-2006   BBB-            1,020       1,038,689

Oil & Gas Drilling 0.49%                                                                                               1,291,037
Alberta Energy Co., Ltd.,
Note (Canada)                                                         8.125   09-15-2030   A-                725         945,860
Delek & Avner-Yam Tethys,
Sr Sec Note (Israel) (S)                                              5.326   08-01-2013   BBB-              350         345,177

Oil & Gas Exploration & Production 1.17%                                                                               3,084,267
Occidental Petroleum Corp.,
Sr Deb                                                               10.125   09-15-2009   BBB+            1,160       1,386,003
TEPPCO Partners, L.P.,
Gtd Sr Note                                                           7.625   02-15-2012   BBB             1,500       1,698,264

Oil & Gas Refining & Marketing & Trucking 0.38%                                                                          986,930
Enterprise Products Operations, L.P.,
Gtd Sr Note Ser B                                                     5.600   10-15-2014   BB+             1,000         986,930

Paper Packaging 0.51%                                                                                                  1,337,450
Stone Container Corp.,
Sr Note                                                               9.750   02-01-2011   B                 285         304,950
Sr Note                                                               8.375   07-01-2012   B               1,000       1,032,500

Paper Products 1.07%                                                                                                   2,816,250
Abitibi-Consolidated Co.,
Gtd Sr Note (Canada)                                                  6.950   12-15-2006   BB              2,000       2,010,000
MDP Acquisitions Plc,
Sr Note (Ireland)                                                     9.625   10-01-2012   B                 750         806,250

Pharmaceuticals 1.23%                                                                                                  3,238,082
Medco Health Solutions, Inc.,
Sr Note (L)                                                           7.250   08-15-2013   BBB             1,550       1,713,303
Wyeth,
Note                                                                  5.500   03-15-2013   A               1,500       1,524,779

Property & Casualty Insurance 0.53%                                                                                    1,396,794
Markel Corp.,
Sr Note                                                               7.350   08-15-2034   BBB-              345         376,619
Ohio Casualty Corp.,
Note                                                                  7.300   06-15-2014   BB                750         801,644
URC Holdings Corp.,
Sr Note (S)                                                           7.875   06-30-2006   AA-               210         218,531

Real Estate Investment Trusts 0.70%                                                                                    1,845,370
Healthcare Realty Trust, Inc.,
Sr Note                                                               8.125   05-01-2011   BBB-              175         200,560
iStar Financial, Inc.,
Sr Note                                                               7.000   03-15-2008   BBB-              820         868,841
ProLogis Trust,
Sr Note                                                               7.050   07-15-2006   BBB+              510         527,844
Ventas Realty, L.P./Capital Corp.,
Sr Note                                                               6.625   10-15-2014   BB                250         248,125

Real Estate Management & Development 0.54%                                                                             1,416,596
Post Apartment Homes,
Sr Note                                                               5.125   10-12-2011   BBB               870         864,978
Socgen Real Estate Co., LLC,
Perpetual Bond Ser A (7.640% to 09-30-07 then
variable) (S)                                                         7.640   12-29-2049   A                 515         551,618

Regional Banks 1.68%                                                                                                   4,410,112
Colonial Capital II,
Gtd Cap Security Ser A                                                8.920   01-15-2027   BB              1,085       1,185,030
Crestar Capital Trust I,
Gtd Cap Security                                                      8.160   12-15-2026   A-                910         987,509
First Chicago NDB Institutional Capital,
Gtd Capital Bond Ser A (S)                                            7.950   12-01-2026   A1                500         536,958
Greater Bay Bancorp,
Sr Note Ser B                                                         5.250   03-31-2008   BBB-              565         571,198
NB Capital Trust IV,
Gtd Cap Security                                                      8.250   04-15-2027   A-              1,020       1,129,417

Soft Drinks 0.41%                                                                                                      1,075,000
Panamerican Beverages, Inc.,
Sr Note (Panama)                                                      7.250   07-01-2009   BBB             1,000       1,075,000

Specialized Finance 1.03%                                                                                              2,696,851
Bosphorous Financial Services,
Sr Sec Floating Rate Note (S)                                         4.830   02-15-2012   Baa3              500         499,802
ESI Tractebel Acquistion Corp.,
Gtd Sec Bond Ser B                                                    7.990   12-30-2011   BB                885         938,761
Humpuss Funding Corp.,
Gtd Note (S)                                                          7.720   12-15-2009   B2                214         208,068
MBNA Master Credit Card Trust,
Sub Bond Ser 1998-E Class C (S)                                       6.600   09-15-2010   BBB             1,000       1,050,220

Telecommunication Services 0.61%                                                                                       1,615,459
Telus Corp.,
Note (Canada)                                                         8.000   06-01-2011   BBB             1,395       1,615,459

Telecommunications Equipment 0.85%                                                                                     2,242,799
Corning, Inc.,
Med Term Note                                                         8.300   04-04-2025   BB+             1,150       1,201,544
France Telecom S.A.,
Note (France)                                                         8.500   03-01-2011   BBB+              910       1,041,255

Thrifts & Mortgage Finance 4.52%                                                                                      11,874,572
Bear Stearns Alt-A Trust,
Collateralized Mtg Obligation Ser 2005-3 Class
B2 (M)                                                                5.424   04-25-2035   AA+               460         460,575
Bear Stearns Commericial Mortgage Securities, Inc.,
Commercial Sub Bond Ser 2004-ESA Class C (S)                          4.937   05-14-2016   AA              1,000       1,000,236
Centex Home Equity Loan Trust,
Home Equity Ln Asset Backed Ctf Ser 2004-A
Class AF-4                                                            4.510   08-25-2032   AAA             2,000       2,002,091
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A-5                                    8.100   08-15-2025   AAA               208         218,159
Countrywide Alternative Loan Trust,
Mtg Asset Backed Pass Thru Ctf Ser 2004-24CB
Class 1A1                                                             6.000   11-25-2034   AAA             1,263       1,283,497
Credit-Based Asset Servicing and Securitization LLC,
Mtg Asset Backed Ctf Ser 2004-CB4 Class A3                            4.632   05-25-2035   AAA             1,000       1,002,583
DLJ Mortgage Acceptance Corp.,
Commercial Mtg Pass Thru Ctf Ser 1996-CF1 Class
B1 (S)                                                                8.359   03-13-2028   A               1,535       1,587,272
Global Signal Trust,
Sub Bond Ser 2004-1A Class D (S)                                      5.098   01-15-2034   BBB             2,000       1,962,427
Sub Bond Ser 2004-2A Class D (S)                                      5.093   12-15-2014   Baa2              405         393,736
Indymac Index Mortgage Loan Trust,
Asset Backed Ctf Ser 2004-AR13 Class B1                               5.296   01-25-2035   AA                484         483,557
Washington Mutual,
Mtg Ln Pass Thru Ctf Ser 2005-AR4 Class B1                            4.684   04-25-2035   AA              1,515       1,480,439

Utilities Other 0.72%                                                                                                  1,903,597
Kinder Morgan Energy Partners,
Sr Note                                                               5.000   12-15-2013   BBB+            1,405       1,368,199
Magellan Midstream Partners, L.P.,
Note                                                                  6.450   06-01-2014   BBB               500         535,398

Wireless Telecommunication Services 1.51%                                                                              3,968,025
America Movil S.A. de C.V.,
Sr Note (Mexico)                                                      5.750   01-15-2015   BBB             1,275       1,232,355
AT&T Wireless Services, Inc.,
Sr Note                                                               8.125   05-01-2012   A               1,525       1,781,545
Mobile Telesystems Finance S.A.,
Gtd Sr Note (Luxembourg) (L)(S)                                       9.750   01-30-2008   BB-               400         426,000
Nextel Communications, Inc.,
Sr Note                                                               7.375   08-01-2015   BB                500         528,125

                                                                                           Credit
Issuer, description                                                                        rating (A)     Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Preferred stocks 5.16%                                                                                               $13,569,501
(Cost $13,730,491)

Agricultural Products 0.39%                                                                                            1,025,391
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)                                            BB+            12,500       1,025,391

Broadcasting & Cable TV 0.39%                                                                                          1,015,600
Viacom, Inc., 7.25%                                                                        A-             40,000       1,015,600

Diversified Banks 1.89%                                                                                                4,962,060
Abbey National Plc, 7.375% (United Kingdom)                                                A-             41,300       1,082,060
Bank One Capital Trust VI, 7.20%                                                           A-             55,000       1,424,500
Fleet Capital Trust VII, 7.20%                                                             A              55,000       1,413,500
USB Capital IV, 7.35%                                                                      A-             40,000       1,042,000

Diversified Financial Services 0.39%                                                                                   1,031,200
Citigroup Capital VII, 7.125%                                                              A              40,000       1,031,200

Electric Utilities 0.20%                                                                                                 536,400
Ameren Corp., 9.75%, Conv                                                                  BBB+           20,000         536,400

Gas Utilities 0.38%                                                                                                    1,011,800
KeySpan Corp., 8.75%, Conv                                                                 A              20,000       1,011,800

Integrated Telecommunication Services 0.39%                                                                            1,023,200
Telephone & Data Systems, Inc., 7.60%, Ser A                                               A-             40,000       1,023,200

Multi-Utilities & Unregulated Power 0.61%                                                                              1,604,800
DTE Energy Co., 8.75%, Conv                                                                BBB-           20,000         508,000
PSEG Funding Trust II, 8.75%                                                               BB+            40,000       1,096,800

Real Estate Investment Trusts 0.52%                                                                                    1,359,050
Apartment Investment & Management Co., 8.00%, Ser T                                        B+             55,000       1,359,050

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
U.S. government and agencies securities 32.81%                                                                       $86,252,084
(Cost $86,350,699)

Government U.S. 6.32%                                                                                                 16,624,818
United States Treasury,
Bond (L)                                                              9.125   05-15-2018   AAA               495         707,212
Bond (L)                                                              8.875   08-15-2017   AAA             1,215       1,689,278
Bond (L)                                                              5.375   02-15-2031   AAA             1,575       1,716,566
Note (L)                                                              6.250   02-15-2007   AAA             3,100       3,240,225
Note (L)                                                              4.000   02-15-2015   AAA             9,650       9,271,537

Government U.S. Agency 26.49%                                                                                         69,627,266
Federal Home Loan Bank,
Bond (N)                                                              4.500   04-11-2008   AAA             3,000       2,993,568
Bond (N)                                                              4.430   04-07-2008   AAA             2,550       2,550,061
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf                                                   4.500   05-01-2019   AAA             1,891       1,853,804
15 Yr Pass Thru Ctf                                                   4.500   08-01-2019   AAA               938         919,658
15 Yr Pass Thru Ctf                                                   4.500   11-01-2019   AAA             1,166       1,143,100
20 Yr Pass Thru Ctf                                                  11.250   01-01-2016   AAA                39          42,557
30 Yr Pass Thru Ctf                                                   6.000   08-01-2034   AAA            16,506      16,901,936
30 Yr Pass Thru Ctf                                                   5.500   04-01-2033   AAA             2,242       2,252,668
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf                                                   7.500   02-01-2008   AAA                 1           1,544
15 Yr Pass Thru Ctf                                                   7.000   09-01-2010   AAA                48          50,962
15 Yr Pass Thru Ctf                                                   7.000   09-01-2012   AAA                 7           7,736
15 Yr Pass Thru Ctf                                                   7.000   04-01-2017   AAA                67          71,267
15 Yr Pass Thru Ctf                                                   5.000   08-01-2019   AAA             1,009       1,009,340
15 Yr Pass Thru Ctf                                                   5.000   10-01-2019   AAA             3,788       3,788,677
15 Yr Pass Thru Ctf                                                   4.500   10-01-2019   AAA             1,232       1,206,083
30 Yr Pass Thru Ctf                                                   6.500   07-01-2034   AAA             1,864       1,936,151
30 Yr Pass Thru Ctf                                                   6.500   11-01-2034   AAA               920         956,110
30 Yr Pass Thru Ctf                                                   6.000   12-01-2033   AAA             5,946       6,079,388
30 Yr Pass Thru Ctf                                                   6.000   01-01-2034   AAA            12,839      13,128,079
30 Yr Pass Thru Ctf                                                   5.500   04-01-2033   AAA             1,120       1,127,696
30 Yr Pass Thru Ctf                                                   5.500   05-01-2034   AAA             1,195       1,198,335
Bond (L)                                                              3.875   02-01-2008   AAA             3,474       3,429,557
CMO REMIC 2003-17-QT                                                  5.000   08-25-2027   AAA             1,675       1,673,063
Note                                                                  4.500   04-01-2008   AAA             2,465       2,462,096
Financing Corp.,
Bond                                                                  9.400   02-08-2018   AAA             2,000       2,815,698
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf                                                  10.000   11-15-2020   AAA                 6           7,843
30 Yr Pass Thru Ctf                                                   9.500   11-15-2019   AAA                 0             500
30 Yr Pass Thru Ctf                                                   9.500   01-15-2021   AAA                 4           5,107
30 Yr Pass Thru Ctf                                                   9.500   02-15-2025   AAA                13          14,682

                                                                   Interest                Credit      Par value
Issuer, description, maturity date                                 rate (%)                rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 3.86%                                                                                         $10,160,000
(Cost $10,160,000)

Government U.S. Agency 3.84%                                                                                          10,100,000
Federal Home Loan Bank,
Discount Note 04-01-05                                                 Zero                AAA            10,100      10,100,000

Joint Repurchase Agreement 0.02%                                                                                          60,000
Investment in a joint repurchase agreement transaction
with Morgan Stanley - Dated 3-31-05 due 4-1-05 (secured
by U.S. Treasury Inflation Indexed Bond 3.875% due
4-15-29)                                                              2.660                                   60          60,000

Total investments 100.00%                                                                                           $262,915,790


John Hancock
Income Securities Trust
Financial futures contracts
March 31, 2005 (unaudited)

                                          Number of                                          Appreciation
Open contracts                            contracts         Position       Expiration      (depreciation)
----------------------------------------------------------------------------------------------------------
U.S. 10-Year Treasury Note                      755            Short          June 05          $1,391,467


John Hancock

Income Securities Trust

Footnotes to Schedule of Investments

March 31, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(L) All or a portion of this security is on loan as of March 31, 2005.

(M) A portion of this security having an aggregate value of $460,575, or 0.18% of the Fund's total investments, has been purchased as a forward commitment--that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of this security is fixed at trade date, although the Fund does not earn any interest on these until settlement date. The fund has segregated assets with a current value at least equal to the amount of the forward commitments. Accordingly, the market value of $480,536 of Federal National Mortgage Assn., 6.000%, 01-01-34 has been segregated to cover the forward commitment.

(N) These securities having an aggregate value of $5,543,629 or 2.11% of the Fund's total investments, have been purchased on a when-issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when-issued commitments. Accordingly, the market value of $5,684,639 of Federal National Mortgage Assn., 6.000%, 01-01-34 has been segregated to cover the when-issued commitments.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $29,453,139 or 11.20% of the Fund's total investments as of March 31, 2005.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on March 31, 2005, including short-term investments, was $263,191,039. Gross unrealized appreciation and depreciation of investments aggregated $4,589,862 and $4,865,111, respectively, resulting in net unrealized depreciation of $275,249.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent and Registrar
Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

Transfer Agent for APS
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, New York 10017

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

Stock Symbol
Listed New York Stock Exchange: JHS

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
          85 Challenger Road
          Overpeck Centre
          Ridgefield Park, NJ 07660

Phone     Customer service representatives          1-800-852-0218
          Portfolio commentary                      1-800-344-7054
          24-hour automated information             1-800-843-0090
          TDD line                                  1-800-231-5469


This report is for the information of the shareholders of John Hancock Income Securities Trust.

P60Q1     3/05
          5/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    May 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    May 25, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    May 25, 2005